LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CHANGES IN LEASE LIABILITY

Changes in lease liability is as follows:

	At 31 March	At 31 March
	2025	2024
	USD	USD
At 1 April	365,356	-
Increase in lease liability	-	482,619
Interest expense (note 8)	17,236	18,328
Lease modification adjustment	(5,955)	(25,837)
Reduction in lease liability	(138,962)	(109,754)
	237,675	365,356

SCHEDULE OF LEASE LIABILITIES	Classified in the consolidated statements of financial position as follows:
	At 31 March	At 31 March
	2025	2024
	USD	USD
Current	126,808	122,076
Non-current	110,867	243,280
	237,675	365,356

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities is as follows:

	At 31 March	At 31 March
	2025	2024
	USD	USD
Not later than one year	135,670	139,619
Later than one year and not later than five years	113,058	255,969
	248,728	395,588
Finance costs	(11,053)	(30,232)
Present value of minimum lease payments	237,675	365,356